Main Subsidiaries - Summary of Main Subsidiaries Interests (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
CEMEX Colombia S.A [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	51.00%
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	49.00%
Cemento Bayano, S.A. [member]
Disclosure of subsidiaries [line items]
Interest held on treasury	0.515%
Trinidad Cement Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	74.08%
Caribbean Cement Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	79.04%
Other Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	4.96%